Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 2,482	$ 2,329
Exchange Forward And Option Contracts | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	2,482	2,329
Exchange Forward And Option Contracts | Not later than one month [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	842	752
Exchange Forward And Option Contracts | Later than one month and not later than three months [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,104	1,153
Exchange Forward And Option Contracts | Later than three months and not later than one year [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 536	$ 424